Condensed Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Net income	¥ 24,019	¥ 17,466	¥ 71,460	¥ 52,584
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	1,348	4,916	(4,335)	5,405
Net change of defined benefit pension plans	(11)	(1)	105	150
Net change of foreign currency translation adjustments	4,529	(5,748)	(22,888)	(29,251)
Net change of unrealized gains (losses) on derivative instruments	(794)	(640)	(128)	(129)
Total other comprehensive income (loss)	5,072	(1,473)	(27,246)	(23,825)
Comprehensive Income (Loss)	29,091	15,993	44,214	28,759
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	867	(141)	(1,771)	(676)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	989	45	(572)	(1,528)
Comprehensive Income (Loss) Attributable to ORIX Corporation	¥ 27,235	¥ 16,089	¥ 46,557	¥ 30,963